Equity (Narrative) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2017	Jan. 01, 2016
Class of Stock [Line Items]
Retained earnings / (deficit)	$ (128.3)				$ (128.3)		$ (231.6)	$ (319.3)
Common stock, shares authorized	50,000,000		50,000,000		50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares outstanding	41,172,173				41,172,173		41,172,173	41,172,173
Accounts Payable, Related Parties, Current							$ 4.8	$ 3.9
Proceeds from Contributions from Parent		$ (70.0)		$ 80.0	$ 0.0	$ 80.0	80.0	70.0	$ 0.0
Dividends, Common Stock, Cash	$ 20.0		$ 20.0	23.8			43.8	(39.0)	70.0
Payments of Ordinary Dividends, Common Stock					$ 90.0	$ 43.8	$ 43.8	39.0	70.0
DP&L Series A [Member]
Class of Stock [Line Items]
Temporary Equity, Preferred Stock Rate							3.75%
Temporary Equity, Redemption Price Per Share							$ 102.50
DP&L Series B [Member]
Class of Stock [Line Items]
Temporary Equity, Preferred Stock Rate							3.75%
Temporary Equity, Redemption Price Per Share							$ 103.00
DP&L Series C [Member]
Class of Stock [Line Items]
Temporary Equity, Preferred Stock Rate							3.90%
Temporary Equity, Redemption Price Per Share							$ 101.00
Subsidiary of Common Parent [Member]
Class of Stock [Line Items]
Accounts Payable, Related Parties, Current											$ 7.5
Equity Settlement of Related Party Payable							$ 0.0	0.0	7.5
Other Paid-In Capital [Member]
Class of Stock [Line Items]
Proceeds from Contributions from Parent		$ 70.0		(80.0)			(80.0)	(70.0)
Dividends, Common Stock, Cash	$ 20.0		$ 20.0	$ 23.8			43.8	$ 39.0
Generation [Member]
Class of Stock [Line Items]
Disposal Group, Including Discontinued Operation, Net Assets							$ 10.0		$ 0.0	$ 86.2